INTANGIBLE ASSETS (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 82,500	$ 0
Finite-Lived Intangible Asset, Useful Life	20 years
Less: accumulated amortization	$ (3,176)	0
Intangible Assets, net	$ 79,324	$ 0